Financial Instruments - Schedule of Financial Instruments (Details) - MXN ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Financial assets -
Trade account receivables, net	$ 78,862	$ 121,082
Financial liabilities -
Accounts payable to related parties	1,793,744	2,156,715	1,790,026
Lease liability	134,730	110,252	122,997
Long term debt and borrowings	4,107,654	4,824,943	5,131,422
Total	810,967	848,192	957,576
Accounts receivable from related parties	1,181,447	1,133,093	1,072,455
Level 2 [Member]
Financial liabilities -
Derivative financial instruments		2
Level 2 [Member] | Derivative financial instruments [Member]
Financial liabilities -
Derivative financial instruments	2
Level 2 [Member] | Derivative financial instruments [Member]
Financial liabilities -
Derivative financial instruments			2
Amortized cost [Member]
Financial assets -
Trade account receivables, net	1,181,447
Total	1,181,447	1,133,343	1,072,559
Financial liabilities -
Accounts payable to suppliers	1,793,744
Accounts payable to related parties		1,237
Lease liability		344,595
Long term debt and borrowings	4,107,654
Derivative financial instruments
Total	6,258,103	7,327,490	7,310,169
Amortized cost [Member] | Derivative financial instruments [Member]
Financial liabilities -
Derivative financial instruments
Amortized cost [Member] | Trade account receivables [Member]
Financial assets -
Trade account receivables, net		1,133,093	1,072,455
Amortized cost [Member] | Accounts receivable from related parties [Member]
Financial liabilities -
Accounts receivable from related parties		250	104
Amortized cost [Member] | Lease liability [Member]
Financial liabilities -
Lease liability	356,705		388,721
Amortized cost [Member] | Accounts payable to suppliers [Member]
Financial liabilities -
Accounts payable to suppliers		2,156,715	1,790,026
Amortized cost [Member] | Long-term borrowings [Member]
Financial liabilities -
Long term debt and borrowings		4,824,943	5,131,422
Amortized cost [Member] | Derivative financial instruments [Member]
Financial liabilities -
Derivative financial instruments
Fair value through profit or loss [Member]
Financial assets -
Trade account receivables, net
Total		108,846
Financial liabilities -
Accounts payable to suppliers
Accounts payable to related parties
Lease liability
Long term debt and borrowings
Derivative financial instruments		108,846
Total	26,238		47,920
Fair value through profit or loss [Member] | Derivative financial instruments [Member]
Financial liabilities -
Derivative financial instruments	26,238
Fair value through profit or loss [Member] | Trade account receivables [Member]
Financial assets -
Trade account receivables, net
Fair value through profit or loss [Member] | Accounts receivable from related parties [Member]
Financial liabilities -
Accounts receivable from related parties
Fair value through profit or loss [Member] | Lease liability [Member]
Financial liabilities -
Lease liability
Fair value through profit or loss [Member] | Accounts payable to suppliers [Member]
Financial liabilities -
Accounts payable to suppliers
Fair value through profit or loss [Member] | Long-term borrowings [Member]
Financial liabilities -
Long term debt and borrowings
Fair value through profit or loss [Member] | Derivative financial instruments [Member]
Financial liabilities -
Derivative financial instruments			$ 47,920